Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000154799
Shareholder Report [Line Items]
Fund Name	Spectrum Active Advantage Fund
Class Name	Investor Class
Trading Symbol	SAPEX
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	1.78%Footnote Reference
Footnote	Description
Footnote	(Annualized)

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Spectrum Active Advantage Fund	-2.33%	10.53%	-1.91%	6.47%
S&P 500® Index	-1.79%	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 862-9686.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,038,157
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 78,519
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,038,157
Number of Portfolio Holdings	12
Advisory Fee	$78,519
Portfolio Turnover	313%

Holdings [Text Block]

Investment Model Exposure 1.63 (1=100%) (value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Market Neutral	31.37
Long/Short	27.24
S&P 500 Index	19.38
Tactical Equity	11.62
Alternatives	10.31
Cash Management	0.08

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
Cash Management	0.08%
Alternatives	10.31%
Market Neutral	31.37%
Long/Short	27.24%
S&P 500 Index	19.38%
Tactical Equity	11.62%
100.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.620%, 06/11/26	25.7%
United States Treasury Bill, 3.620%, 06/18/26	13.7%
Invesco S&P 500 Equal Weight ETF	9.6%
United States Treasury Bill, 3.610%, 05/07/26	9.1%
Fidelity Government Portfolio Class I, 3.520%,	7.5%
First American Government Obligations Fund Class Z, 3.534%,	7.5%
Ambassador Fund	5.2%
Victory Pioneer CAT Bond Fund Class R6	5.2%
iShares S&P 100 ETF	5.1%

C000133465
Shareholder Report [Line Items]
Fund Name	Spectrum Low Volatility Fund
Class Name	Investor Class
Trading Symbol	SVARX
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	2.42%Footnote Reference
Footnote	Description
Footnote	(Annualized)

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.42%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	2.32%	5.59%	3.37%	6.89%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.05%	4.35%	0.31%	1.70%
Morningstar LSTA U.S. Leveraged Loan 100 Index	1.05%	5.94%	5.91%	5.46%
Footnote	Description
Footnote*	The Fund's primary broad based securities market index was changed to comply with regulatory requirements.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 862-9686.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 169,160,826
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,914,217
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$169,160,826
Number of Portfolio Holdings	13
Advisory Fee	$1,914,217
Portfolio Turnover	155%

Holdings [Text Block]

Investment Model Exposure 1.37 (1=100%) (value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Securitized Credit Bond	33.57
Bond/Other	31.36
Cash Management	25.05
High Yield Bond	10.02
Preferred Securities	0.00
Floating Rate Bond	0.00
Municipal Bond	0.00
Global Bond	0.00
Government	0.00
Mortgage Backed	0.00

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	10.02%
Global Bond	0.00%
Floating Rate Bond	0.00%
Securitized Credit Bond	33.57%
Municipal Bond	0.00%
Government	0.00%
Mortgage Backed	0.00%
Preferred Securities	0.00%
Bond/Other	31.36%
Cash Management	25.05%
100.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.630%, 06/04/26	20.7%
Fidelity Government Portfolio Class I, 3.520%,	14.9%
United States Treasury Bill, 3.620%, 06/11/26	14.8%
Nationwide Strategic Income Fund Class R6	11.3%
Victory Pioneer CAT Bond Fund Class R6	10.1%
United States Treasury Bill, 3.620%, 06/25/26	7.6%
Axonic Strategic Income Fund Class I	6.3%
Holbrook Structured Income Fund Class I	5.8%
United States Treasury Bill, 3.500%, 04/23/26	4.3%

C000226669
Shareholder Report [Line Items]
Fund Name	Spectrum Unconstrained Fund
Trading Symbol	SUNBX
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$124	2.46%Footnote Reference
Footnote	Description
Footnote	(Annualized)

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.46%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Spectrum Unconstrained Fund	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
Apr-2021	$10,000	$10,000	$10,000
Mar-2022	$9,847	$9,505	$10,195
Mar-2023	$10,021	$9,050	$10,442
Mar-2024	$10,663	$9,204	$11,711
Mar-2025	$10,938	$9,653	$12,538
Mar-2026	$11,642	$10,073	$13,283

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	1.43%	6.44%	3.12%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.05%	4.35%	0.15%
Morningstar LSTA U.S. Leveraged Loan 100 Index	1.05%	5.94%	5.90%
Footnote	Description
Footnote*	The Fund's primary broad based securities market index was changed to comply with regulatory requirements.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (866) 862-9686.

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,707,934
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 69,153
InvestmentCompanyPortfolioTurnover	277.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,707,934
Number of Portfolio Holdings	11
Advisory Fee	$69,153
Portfolio Turnover	277%

Holdings [Text Block]

Investment Model Exposure 1.39 (1=100%) (value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Alternatives	24.50
Cash Management	20.52
Municipal Bond	19.95
High Yield Bond	14.99
Bond/Other	10.04
Securitized Credit	10.00
Market Neutral	0.00
Floating Rate Bond	0.00

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	14.99%
Floating Rate Bond	0.00%
Municipal Bond	19.95%
Bond/Other	10.04%
Cash Management	20.52%
Alternatives	24.50%
Securitized Credit	10.00%
Market Neutral	0.00%
100.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.630%, 06/04/26	25.1%
United States Treasury Bill, 3.620%, 06/11/26	23.1%
Miller Market Neutral Income Fund Class I	14.5%
Victory Pioneer CAT Bond Fund Class R6	10.0%
Holbrook Income Fund Class I	10.0%
Fidelity Government Portfolio Class I, 3.520%,	7.2%
First American Government Obligations Fund Class Z, 3.534%,	7.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

[1]	(Annualized)
[2]	(Annualized)
[3]	(Annualized)